REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from sales of goods	$ 5,857,584	$ 5,133,339	$ 4,649,581
Revenue from rendering of services	97,249	105,002	111,804
Total	$ 5,954,833	$ 5,238,341	$ 4,761,385